Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions			1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2022 USD ($) shares	Jan. 29, 2022 USD ($) shares	Jan. 26, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Repurchases of shares					$ (14,571)	[1]	$ (18,547)		$ (3,513)
Deferred share (in gbp per share) | € / shares								€ 1
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares					7,003,503,393
Repurchases of shares (in shares) | shares	(507,742)			(646,014,770)	(479,394,344)
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares		7,650,025,905
Ending balance (in shares) | shares				7,003,503,393	6,524,109,049		7,003,503,393
Beginning balance			$ 641		$ 584		$ 641
Repurchases of shares	$ 0		$ (3)	$ (54)	(40)	[1]	(57)		(10)
Assimilation of ordinary A and B shares into ordinary shares		$ 0
Ending balance				584	544		584		$ 641
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Beginning balance					584
Repurchases of shares	$ 0			(54)	(40)
Assimilation of ordinary A and B shares into ordinary shares		$ 638
Ending balance				$ 584	$ 544		$ 584
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares			4,101,239,499				4,101,239,499
Repurchases of shares (in shares) | shares			0
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares		(4,101,239,499)
Ending balance (in shares) | shares									4,101,239,499
Beginning balance			$ 345				$ 345
Repurchases of shares
Assimilation of ordinary A and B shares into ordinary shares		$ (345)
Ending balance									$ 345
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares			3,582,892,954				3,582,892,954
Repurchases of shares (in shares) | shares			(34,106,548)
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares		(3,548,786,406)
Ending balance (in shares) | shares									3,582,892,954
Beginning balance			$ 296				$ 296
Repurchases of shares			$ (3)
Assimilation of ordinary A and B shares into ordinary shares		$ (293)
Ending balance									$ 296
Deferred shares | Share capital
Disclosure of classes of share capital [line items]
Issued and fully paid ordinary shares (in shares) | shares				50,000			50,000	50,000

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 26)